RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS - Schedule of Amounts Recognised in Administrative Expenses in Lease (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [abstract]
Expense relating to variable lease payments, short-term leases and low-value assets not included in lease liabilities	$ 4,309,208	$ 1,159,705